Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
13. Property, Plant and Equipment
Property, plant and equipment are as follows:

	December 31,
	2019		2018
Land	$		$
Buildings and improvements		—		77
Processing equipment		110		121
Surgical instruments		541		24,070
Office equipment, furniture and fixtures		122		597
Computer equipment and software		16		37
Construction in process		—		57
		789		24,959
Less accumulated depreciation		—		(13,538)
		$789		$11,421

For the years ended December 31, 2019, 2018, and 2017, the Company had depreciation expense in connection with property, plant and equipment of $7,670, $5,904, and $5,196, respectively. For the year ended December 31, 2019, the Company recorded asset impairment and abandonment charges of $11,655, based on impairment indicators within the Spine asset group. For the year ended December 31, 2018, the Company recorded asset impairment and abandonment charges of $1,797, relating to the abandonment of our map3
®
implant.
For the year ended December 31, 2019, the Company recorded asset impairment and abandonment charges of $11,856 consisting of $11,655 related to property, plant and equipment and $201 of right-of-use
lease assets. The organizational change in 2019 resulted in the creation of a new Spine asset group. Prior to the fourth quarter of 2019, the Spine asset group did not exist as the related assets were included in another asset group as it had interdependencies among the utilization of the assets within the group, and therefore, there were no discrete cash flows. The newly formed Spine asset group could not support the carrying amount of the property, plant and equipment and the right of use asset, because the Spine asset group no longer has the benefit of shared resources and cashflows generated by the former asset group that it was previously included in. The fair value of property and equipment was measured utilizing an orderly liquidation value of each of the underlying assets. The right-of-use
lease assets were measured utilizing a version of the income approach that considers the present value of the market based rent payments for the applicable properties.
Subsequent to the sale of the OEM Business
es
, the Company has one asset
group
: Spine
.